AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Financials – 19.9%
Banks – 14.0%
Bank Leumi Le-Israel BM	476,430	$4,036,809
Bank of Ireland Group PLC(a)	1,440,481	8,543,192
Bank Polska Kasa Opieki SA	147,280	3,807,197
BNP Paribas SA	81,440	5,210,586
Erste Group Bank AG	182,760	8,024,840
KBC Group NV	83,170	7,502,304
Mediobanca Banca di Credito Finanziario SpA(a) (b)	463,840	5,580,465
Nordea Bank Abp(b)	471,480	6,075,620

		48,781,013

Capital Markets – 1.1%
Credit Suisse Group AG	387,007	3,822,182

Diversified Financial Services – 1.1%
ORIX Corp.(b)	197,500	3,695,524

Insurance – 3.7%
NN Group NV	110,900	5,809,190
Suncorp Group Ltd.(b)	816,130	7,257,018

		13,066,208

		69,364,927

Consumer Discretionary – 19.4%
Auto Components – 3.4%
Faurecia SE	139,366	6,556,832
Pirelli & C SpA(b) (c)	919,280	5,378,036

		11,934,868

Automobiles – 3.7%
Stellantis NV	398,798	7,600,404
Suzuki Motor Corp.	117,200	5,236,382

		12,836,786

Diversified Consumer Services – 1.5%
Benesse Holdings, Inc.	237,400	5,368,308

Hotels, Restaurants & Leisure – 3.9%
Entain PLC(a)	204,120	5,829,995
Galaxy Entertainment Group Ltd.(a)	547,000	2,806,674
Restaurant Brands International, Inc.	80,340	4,922,141

		13,558,810

Household Durables – 2.8%
Persimmon PLC	122,010	4,363,681
Sony Group Corp.	49,600	5,506,525

		9,870,206

Specialty Retail – 1.4%
Kingfisher PLC	1,060,690	4,787,821

Textiles, Apparel & Luxury Goods – 2.7%
HUGO BOSS AG	94,390	5,653,983
Pandora A/S	29,650	3,599,501

		9,253,484

		67,610,283

Company	Shares	U.S. $ Value

Industrials – 11.0%
Aerospace & Defense – 3.2%
Airbus SE(a)	57,520	$7,625,763
Saab AB - Class B	124,200	3,516,050

		11,141,813

Electrical Equipment – 2.7%
Fuji Electric Co., Ltd.	130,400	5,933,955
Prysmian SpA	102,350	3,574,932

		9,508,887

Industrial Conglomerates – 2.0%
Melrose Industries PLC	2,930,120	6,802,875

Machinery – 1.2%
Alstom SA	114,980	4,361,505

Professional Services – 0.8%
UT Group Co., Ltd.	99,300	2,965,064

Road & Rail – 1.1%
Sankyu, Inc.	81,400	3,743,688

		38,523,832

Health Care – 10.8%
Health Care Equipment & Supplies – 2.5%
ConvaTec Group PLC(c)	1,560,619	4,542,001
Smith & Nephew PLC	247,680	4,266,991

		8,808,992

Pharmaceuticals – 8.3%
GlaxoSmithKline PLC	357,420	6,745,648
Nippon Shinyaku Co., Ltd.	38,100	3,166,990
Roche Holding AG	38,500	14,051,335
Sanofi	49,760	4,790,097

		28,754,070

		37,563,062

Consumer Staples – 8.6%
Beverages – 0.9%
Carlsberg AS - Class B	20,400	3,328,120

Food & Staples Retailing – 1.2%
Koninklijke Ahold Delhaize NV	125,650	4,183,910

Food Products – 3.3%
Morinaga & Co., Ltd./Japan	72,100	2,659,129
Nichirei Corp.	142,400	3,731,599
Salmar ASA	75,900	5,036,384

		11,427,112

Tobacco – 3.2%
British American Tobacco PLC	163,350	5,709,820
Swedish Match AB	620,500	5,433,557

		11,143,377

		30,082,519

Company	Shares	U.S. $ Value

Information Technology – 6.2%
Electronic Equipment, Instruments & Components – 1.0%
Horiba Ltd.	49,300	$3,439,441

Semiconductors & Semiconductor Equipment – 4.0%
NXP Semiconductors NV	16,720	3,274,946
SCREEN Holdings Co., Ltd.	73,500	6,295,898
SK Hynix, Inc.	50,370	4,311,990

		13,882,834

Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co., Ltd.	69,570	4,312,965

		21,635,240

Materials – 6.1%
Chemicals – 3.5%
Evonik Industries AG	43,450	1,362,470
Tosoh Corp.	402,000	7,284,934
Zeon Corp.	257,400	3,623,445

		12,270,849

Construction Materials – 1.5%
CRH PLC	109,440	5,165,004

Metals & Mining – 1.1%
Agnico Eagle Mines Ltd.	42,550	2,207,453
Northern Star Resources Ltd.(b)	252,460	1,546,228

		3,753,681

		21,189,534

Communication Services – 6.0%
Diversified Telecommunication Services – 3.0%
Deutsche Telekom AG	262,880	5,271,846
Orange SA	457,230	4,944,880

		10,216,726

Entertainment – 1.9%
GungHo Online Entertainment, Inc.	137,800	2,526,679
Konami Holdings Corp.(b)	65,800	4,124,292

		6,650,971

Interactive Media & Services – 1.1%
Dip Corp.	102,300	3,903,410

		20,771,107

Energy – 4.0%
Oil, Gas & Consumable Fuels – 4.0%
ENEOS Holdings, Inc.	873,000	3,546,435
Repsol SA	327,265	4,271,969
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	274,230	6,127,851

		13,946,255

Company	Shares	U.S. $ Value

Utilities – 3.4%
Electric Utilities – 3.4%
EDP - Energias de Portugal SA(b)	1,320,444	$6,936,447
Enel SpA	629,750	4,833,468

		11,769,915

Real Estate – 2.9%
Real Estate Management & Development – 2.9%
Aroundtown SA	662,210	4,561,901
Daito Trust Construction Co., Ltd.(b)	47,300	5,548,656

		10,110,557

Total Common Stocks (cost $299,910,150)		342,567,231

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $5,194,939)	5,194,939	5,194,939

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $305,105,089)		347,762,170

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $3,502,329)	3,502,329	3,502,329

Total Investments – 100.8% (cost $308,607,418)(g)		351,264,499
Other assets less liabilities – (0.8)%		(2,625,502)

Net Assets – 100.0%		$348,638,997

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	3,241	USD	3,544	10/28/2021	$64,371
Bank of America, NA	USD	999	KRW	1,167,071	10/28/2021	(14,118)
Bank of America, NA	GBP	1,068	USD	1,456	11/10/2021	17,376
Bank of America, NA	USD	2,744	GBP	1,988	11/10/2021	(64,861)
Bank of America, NA	USD	1,546	JPY	169,073	11/17/2021	(26,435)
Bank of America, NA	ILS	6,429	USD	2,005	12/09/2021	9,980
Barclays Bank PLC	USD	3,559	SGD	4,849	11/10/2021	11,579
Barclays Bank PLC	JPY	157,495	USD	1,432	11/17/2021	16,017
BNP Paribas SA	USD	782	NZD	1,124	10/15/2021	(5,977)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	EUR	21,593	USD	25,699	11/08/2021	$670,757
BNP Paribas SA	HKD	9,610	USD	1,233	11/10/2021	(1,436)
BNP Paribas SA	PLN	14,606	USD	3,787	12/07/2021	115,828
Citibank, NA	USD	15,941	CHF	14,381	10/28/2021	(501,485)
Citibank, NA	EUR	2,564	USD	3,011	11/08/2021	39,349
Citibank, NA	USD	1,233	EUR	1,040	11/08/2021	(27,201)
Citibank, NA	USD	14,919	AUD	20,715	11/09/2021	59,361
Citibank, NA	JPY	331,589	USD	3,002	11/17/2021	21,341
Citibank, NA	USD	6,810	JPY	745,399	11/17/2021	(110,502)
Citibank, NA	USD	1,525	RUB	112,289	12/15/2021	(367)
Credit Suisse International	USD	1,903	NOK	16,506	10/13/2021	(14,530)
Credit Suisse International	USD	1,077	SEK	9,261	10/13/2021	(19,206)
Goldman Sachs Bank USA	USD	946	GBP	689	11/10/2021	(17,941)
Goldman Sachs Bank USA	USD	1,228	JPY	136,914	11/17/2021	2,815
Goldman Sachs Bank USA	USD	2,328	JPY	257,999	11/17/2021	(9,339)
JPMorgan Chase Bank, NA	USD	1,113	EUR	941	11/08/2021	(22,556)
JPMorgan Chase Bank, NA	JPY	212,539	USD	1,934	11/17/2021	24,225
Morgan Stanley Capital Services, Inc.	NOK	28,092	USD	3,211	10/13/2021	(2,374)
Morgan Stanley Capital Services, Inc.	KRW	9,322,097	USD	8,175	10/28/2021	306,355
Morgan Stanley Capital Services, Inc.	USD	1,624	JPY	177,254	11/17/2021	(30,947)
Morgan Stanley Capital Services, Inc.	CAD	9,158	USD	7,156	11/19/2021	(73,949)
Natwest Markets PLC	CHF	1,045	USD	1,133	10/28/2021	11,036
Natwest Markets PLC	EUR	794	USD	933	11/08/2021	12,465
Natwest Markets PLC	USD	4,194	EUR	3,534	11/08/2021	(97,640)
Societe Generale	SEK	9,261	USD	1,076	10/13/2021	18,139
State Street Bank & Trust Co.	USD	1,686	CHF	1,546	10/28/2021	(26,286)
State Street Bank & Trust Co.	GBP	50	USD	67	11/10/2021	730
State Street Bank & Trust Co.	USD	360	CAD	455	11/19/2021	(484)
State Street Bank & Trust Co.	USD	2,146	CNY	13,900	12/09/2021	(1,886)
UBS AG	USD	1,654	MXN	33,905	10/28/2021	(17,468)
UBS AG	USD	1,436	EUR	1,212	11/08/2021	(31,377)
UBS AG	USD	1,354	GBP	991	11/10/2021	(18,973)

						$264,386

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $9,920,037 or 2.8% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,764,397 and gross unrealized depreciation of investments was $(14,842,930), resulting in net unrealized appreciation of $42,921,467.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

COUNTRY BREAKDOWN1

September 30, 2021 (unaudited)

23.7%	Japan
14.1%	United Kingdom
9.6%	France
5.6%	Italy
5.1%	Switzerland
4.9%	Germany
3.9%	Ireland
3.8%	Netherlands
2.6%	Sweden
2.5%	Australia
2.5%	South Korea
2.3%	Austria
2.2%	United States
15.7%	Other
1.5%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2021. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.2% or less in the following: Belgium, Canada, Denmark, Finland, Israel, Macau, Norway, Poland, Portugal and Spain.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$—	$69,364,927	$—	$69,364,927
Consumer Discretionary	4,922,141	62,688,142	—	67,610,283
Industrials	—	38,523,832	—	38,523,832

Investments in Securities:	Level 1	Level 2		Level 3	Total
Health Care	$4,542,001	$33,021,061		$—	$37,563,062
Consumer Staples	5,433,557	24,648,962		—	30,082,519
Information Technology	3,274,946	18,360,294		—	21,635,240
Materials	2,207,453	18,982,081		—	21,189,534
Communication Services	—	20,771,107		—	20,771,107
Energy	—	13,946,255		—	13,946,255
Utilities	6,936,447	4,833,468		—	11,769,915
Real Estate	—	10,110,557		—	10,110,557
Short-Term Investments	5,194,939	—		—	5,194,939
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,502,329	—		—	3,502,329

Total Investments in Securities	36,013,813	315,250,686	(a)	—	351,264,499
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,401,724		—	1,401,724
Liabilities:
Forward Currency Exchange Contracts	—	(1,137,338)		—	(1,137,338)

Total	$36,013,813	$315,515,072		$—	$351,528,885

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Portfolio	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$318	$73,420	$68,543	$5,195	$0	**
Government Money Market Portfolio*	5,169	42,909	44,576	3,502	0	**
Total	$5,487	$116,329	$113,119	$8,697	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.